GuidePath Flexible Income Allocation Fund
Schedule of Investments
December 31, 2025 (Unaudited)

INVESTMENT COMPANIES - 97.5%	Shares	Value
Alternative Funds - 17.9%
JPMorgan Hedged Equity Fund - Select Shares - Class I	273,479	$9,670,210
JPMorgan Research Market Neutral Fund - Class I	432,998	6,819,718
Stone Ridge Diversified Alternatives Fund - Class I	3,771,096	37,220,719
Vanguard Market Neutral Fund - Class Institutional	994,914	13,859,158
		67,569,805

Domestic Fixed Income Funds - 59.4%
DFA Short Duration Real Return Portfolio - Class Institutional	827,307	8,686,722
Eaton Vance Short Duration Income ETF	72,578	3,733,681
iShares Broad USD High Yield Corporate Bond ETF (a)	870,676	32,558,929
iShares Convertible Bond ETF (a)	102,142	10,060,987
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	90,005	9,917,651
JPMorgan Short Duration Core Plus Fund - Class I	1,451,388	13,759,159
Pacer Aristotle Pacific Floating Rate High Income ETF (a)	145,254	6,846,547
PIMCO Short Asset Investment Fund - Class Institutional	1,310,244	13,089,339
Schwab US TIPS ETF (a)	499,996	13,244,894
State Street DoubleLine Short Duration Total Return Tactical ETF	56,196	2,656,947
State Street SPDR Bloomberg High Yield Bond ETF (a)	62,897	6,114,217
State Street SPDR Bloomberg Short Term High Yield Bond ETF	273,399	6,922,463
Vanguard High-Yield Corporate Fund - Class Admiral	8,602,516	47,916,011
Vanguard Long-Term Treasury ETF (a)	236,215	13,180,797
Vanguard Total Bond Market ETF	43,830	3,246,488
Xtrackers USD High Yield Corporate Bond ETF	884,508	32,576,430
		224,511,262

Emerging Markets Equity Funds - 0.4%
iShares Core MSCI Emerging Markets ETF (a)	20,443	1,374,179

Emerging Markets Fixed Income Funds - 2.7%
Vanguard Emerging Markets Government Bond ETF	149,565	10,085,168

International Equity Funds - 0.4%
iShares Core MSCI EAFE ETF	15,457	1,382,783

Opportunistic Fixed Income Funds - 16.7%
Eaton Vance Strategic Income Fund - Class I (b)	2,809,757	19,359,223
JPMorgan Flexible Debt ETF (a)	245,261	12,317,007
JPMorgan Income Fund - Class I	1,273,823	10,967,613
Navigator Tactical Fixed Income Fund - Institutional Shares - Class I	2,115,755	20,438,194
		63,082,037
TOTAL INVESTMENT COMPANIES (Cost $361,047,085)		368,005,234

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (c)	34,382,140	34,382,140
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $34,382,140)		34,382,140

MONEY MARKET FUNDS - 2.5%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (c)	9,601,731	9,601,731
TOTAL MONEY MARKET FUNDS (Cost $9,601,731)		9,601,731

TOTAL INVESTMENTS - 109.1% (Cost $405,030,956)		411,989,105
Liabilities in Excess of Other Assets - (9.1)%		(34,309,712)
TOTAL NET ASSETS - 100.0%		$377,679,393

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $33,548,873.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $19,359,223 or 5.1% of net assets as of December 31, 2025.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.